Subsequent Event (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 14, 2021	Feb. 28, 2021	Dec. 31, 2019	Dec. 31, 2020	Jul. 29, 2020
Ordinary shares issued, value			$ 2
Warrants [Member]
Ordinary shares issued, value
NIS [Member]
Ordinary shares, par value			$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Ordinary shares issued, shares		6,947,272
Gross proceeds from sale of ordinary shares		$ 12,345
Repayment of ordinary shares with interest		3,500
Subsequent Event [Member] | Identified Buyer [Member]
Repayment of ordinary shares with interest		$ 1,900
Subsequent Event [Member] | Aspire Capital Fund, LLC [Member]
Ordinary shares issued, shares		800,000
Subsequent Event [Member] | At-The-Market [Member]
Ordinary shares issued, shares		1,285,366
Subsequent Event [Member] | Warrants [Member]
Ordinary shares issued, shares		4,861,906
Subsequent Event [Member] | Share Purchase Agreement [Member]
Ordinary shares issued, value	$ 20,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | NIS [Member]
Ordinary shares, par value	$ 0.01